Derivative Liabilities (Details) - Schedule of derivative liabilities reconciliation of changes in fair value - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities reconciliation of changes in fair value [Line Items]
Balance beginning	[1]	$ 102	$ 2,138
Issued during the period	[1]
Change in fair value	[1]	20	(524)
Amount transferred to Equity	[1]		(1,412)
Translation effect	[1]	(3)	(100)
Balance – end of year	[1]	$ 119	$ 102		$ 2,138
Fair value per warrant issuable at period end (in Dollars per share)	[1]	$ 0.03	$ 0.026
T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities reconciliation of changes in fair value [Line Items]
Balance beginning			$ 14
Issued during the period
Change in fair value			(14)
Amount transferred to Equity	[2]
Translation effect
Balance – end of year					14
Fair value per warrant issuable at period end (in Dollars per share)
T02 Warrants Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities reconciliation of changes in fair value [Line Items]
Balance beginning		47	$ 1,641
Issued during the period
Change in fair value		(38)	(1,594)
Amount transferred to Equity				[2]		[2]
Translation effect
Balance – end of year		$ 9	$ 47		$ 1,641
Fair value per warrant issuable at period end (in Dollars per share)		$ 0.0002	$ 0.0009
T03 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities reconciliation of changes in fair value [Line Items]
Balance beginning
Issued during the period		6,177
Change in fair value
Amount transferred to Equity
Translation effect
Balance – end of year		$ 6,177
Fair value per warrant issuable at period end (in Dollars per share)		$ 0.27

[1]	The December 31, 2019 $2,935 estimated fair value of the Financing Facility comprises the $673 cash settlement paid by the Company in June 2019, and the $2,262 market value of 9,330,000 common shares and 3,996,864 warrants issued on settlement of the Facility on February 23, 2020. The 3,996,864 warrants are exchangeable into one common share each at $0.34 (SEK 3.3) for 36 months.
[2]	The December 31, 2019 $2,935 estimated fair value of the Financing Facility comprises the $673 cash settlement paid by the Company in June 2019, and the $2,262 market value of 9,330,000 common shares and 3,996,864 warrants issued on settlement of the Facility on February 23, 2020. The 3,996,864 warrants are exchangeable into one common share each at $0.34 (SEK 3.3) for 36 months.